Trade and other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade	$ 433,519	$ 431,602
Value-added and other tax receivables	22,123	22,292
Other	17,694	79,721
Trade and other receivables	$ 473,336	$ 533,615